Unaudited Interim Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Ordinary shares, par value (in Dollars per share)	$ 0.0008	$ 0.0008
Ordinary shares, shares authorized (in Shares)	62,500,000	62,500,000
Ordinary shares, shares issued (in Shares)	15,376,572	8,623,102
Ordinary shares, shares outstanding (in Shares)	15,376,572	8,623,102
Ordinary Shares
Ordinary shares, shares authorized (in Shares)	50,000,000	50,000,000
Undesignated Shares
Ordinary shares, shares authorized (in Shares)	12,500,000	12,500,000